Van Eck Funds

335 Madison Avenue, 19th Floor

New York, New York 10017

December 13, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Eck Funds (the “Registrant”) File Nos. 002-97596 and 811-04297 Post-Effective Amendment No. 118

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A, filed on December 6, 2013, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 6, 2013, accession number 0000930413-13-005715.

If you have any questions or comments concerning the filing, please contact me at 212-293-2029.

Very truly yours,

/s/ Jonathan R. Simon

Jonathan R. Simon

Vice President and Assistant Secretary